Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 19, 2016
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Dec. 19, 2016
Document Effective Date	Dec. 19, 2016
Prospectus Date	Dec. 19, 2016
Gerstein Fisher Municipal CRA Qualified Investment Fund | Gerstein Fisher Municipal CRA Qualified Investment Fund
Prospectus:
Trading Symbol	GFCMX